Accounts payables	6 Months Ended
Jun. 30, 2025
Disclosure Of Accounts Payables [Abstract]
Accounts payables

11. Accounts payables

Accounts payables consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Trade payables	4,204	10,112
Accrued liabilities	14,497	10,581
Total	18,701	20,693